Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Consolidated Entities

The followings are the consolidated entities:

Name	Date of Incorporation	Place of Incorporation	Percentage of effective ownership	Principal activities
Parent company
Globavend Holdings Limited	May, 2023	Cayman Islands	100%	Investment holding company
Wholly-owned subsidiaries
Globavend Associates Limited	May, 2023	British Virgin Islands	100%	Intermediate holding company
Globavend (HK) Limited	June, 2016	Hong Kong	100%	Provision of integrated cross-border logistics services and air freight forwarding services
Globavend Warehouse Limited	September, 2024	Hong Kong	100%	Dormant company
Zhiyi International Logistics (Shenzhen) Limited	May, 2025	The PRC	100%	Provision of integrated cross-border logistics services
Vault BRS LLC	November, 2025	United States	100%	Dormant company
Vault DAT Cayman	November, 2025	Cayman Islands	100%	Dormant company